5. EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Twin Canyon (Colorado)
Accumulated expense on advancing property	$ 651,660
Haldane (Yukon)
Accumulated expense on advancing property	4,963,946	$ 4,648,181
Others - Goz Creek and MOR (Yukon)
Accumulated expense on advancing property	$ 1,071,213	$ 1,119,167